Consolidated Summary of Investments Other Than Investments in Related Parties	12 Months Ended
Dec. 31, 2015
Consolidated Summary of Investments Other Than Investments in Related Parties
($ in thousands)	Amortized Cost	Fair Value		Amount at which shown in the Consolidated Balance Sheet
Type of Investment
Fixed maturities:
Bonds:
United States government, government agencies and authorities	$163,096		$168,578	$168,578
States, municipalities and political subdivisions	712,948		720,757	720,757
Foreign governments	72,042		61,643	61,643
All other corporate bonds	6,060,561		5,738,675	5,738,675
Residential mortgage-backed securities	209,728		212,799	212,799
Commercial mortgage-backed securities	513,316		506,699	506,699
Asset-backed securities	542,503		536,791	536,791

Total fixed maturities	$8,274,194		$7,945,942	$7,945,942
Other securities:
Mortgage loans	$1,509,132	$		$1,509,132
Derivatives	26,128		17,735	17,735
Other long-term assets	677			677
Policy loans	186,827			186,827
Short-term investments	184,820			184,820

Total other securities	$1,907,584		$17,735	$1,899,191

Total investments	$10,181,778		$7,963,677	$9,845,133